Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-Current Assets
12.	OTHER NON-CURRENT ASSETS

	As of December 31,
	2019	2020
	RMB	RMB
Long-term rental deposits	23,991	50,509
Prepaid long-term celebrity endorsement fees	5,687	3,996
Prepaid consideration for an acquisition	-	95,427
Others	1,201	2,126
	30,879	152,058